SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2021
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS
NOTE 13 - SHORT-TERM BANK LOANS
For the years ended June 30, 2020, and 2021, the Company had no outstanding short-term bank borrowings.
For the years ended June 30, 2019, 2020, and 2021, interest expenses on short-term bank loans amounted to $110, $37 and $nil, respectively.
As of June 30, 2020, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $299,277, of which $47,694 was utilized and $251,583 was available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $9,627 and $2,977, respectively.
As of June 30, 2021, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $461,166
,

of which $89,297 was utilized and $371,868 was available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $22,937 and $2,888, respectively.